SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income (loss) tax provision computed based on Malaysia unified income tax statutory rate	$ (27,293,476)	$ 1,761,266	$ 1,410,066
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	26,904,116	(1,460)
Permanent difference	(301,524)	374,276	401,286
Change in valuation allowance	146,066		(403,903)
Actual income tax expense (benefit)	$ (544,818)	$ 2,134,082	$ 1,407,449